Borrowings (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Wholesale Repurchase Agreements
Carrying Amount	$ 10,037	$ 10,199
Capital lease obligation
Term of capital leases	15 years
Present value of the lease payments as a percentage of the fair value of the property	90.00%
Minimum lease payments over the remaining term of the lease and the outstanding capital lease obligation
2016	$ 303
2017	306
2018	306
2019	306
2020	306
2021 and thereafter	25
Total	1,552
Imputed interest	(184)
Capital lease obligation	$ 1,368	$ 1,558
Short-Term Borrowings
Weighted average interest rate on short-term borrowings (as a percent)	1.91%	1.35%
Securities sold under wholesale repurchase agreements
Wholesale Repurchase Agreements
Unpaid Principal Balance	$ 10,000	$ 10,000
Carrying Amount	$ 10,037	$ 10,199
Weighted Average Cost	4.44%	4.44%
Securities sold under wholesale repurchase agreements | Maturities in year one
Wholesale Repurchase Agreements
Unpaid Principal Balance	$ 10,000	$ 10,000
Carrying Amount	$ 10,037	$ 10,199
Weighted Average Cost	4.44%	4.44%